Acquisitions (Details) - EUR (€)		1 Months Ended		12 Months Ended
	Dec. 31, 2024	Jul. 31, 2023	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Acquisitions [Line Items]
Percentage of acquired		51.00%	90.00%
Acquisition for ownership			90.00%
Agreed to pay cash (in Euro)	€ 1,531,994			€ 1,531,994	€ 2,293,518
Percentage of income amount			15.00%
Fair value of the contingent consideration (in Euro)	€ 120,000			€ 120,000	€ 181,000
Estimates based on a discount rate	25.00%			25.00%
Estimates sales terms				9 years
Agreed to pay (in Euro)		€ 840,000	€ 742,000
Ownership	22.00%			52.00%
FKAP [Member]
Acquisitions [Line Items]
Agreed to pay cash (in Euro)			€ 600,000
Percentage of income amount			15.00%
UYBA [Member]
Acquisitions [Line Items]
Agreed to pay (in Euro)				€ 840,500
Ownership				51.00%